Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	$ 8,347

International Equity Funds - 18.1%
Transamerica Emerging Markets Opportunities (C)	2,642,168	26,844,427
Transamerica International Equity (C)	4,164,290	86,325,741
Transamerica International Focus (C)	6,635,020	60,975,830
Transamerica International Small Cap Value (C)	827,835	12,119,511
Transamerica International Stock (C)	2,843,707	30,598,282

		216,863,791

International Fixed Income Funds - 7.7%
Transamerica Emerging Markets Debt (C)	4,382,198	44,391,665
Transamerica Inflation Opportunities (C)	4,327,079	47,338,243

		91,729,908

U.S. Equity Funds - 29.0%
Transamerica Capital Growth (C)	881,577	9,141,953
Transamerica Large Cap Value (C)	8,238,129	114,262,856
Transamerica Mid Cap Growth (C)	640,192	5,588,880
Transamerica Mid Cap Value (C)	2,124,497	23,326,977
Transamerica Mid Cap Value Opportunities (C)	136,415	1,602,870
Transamerica Small Cap Growth (C)	973,585	7,321,357
Transamerica Small Cap Value (C)	1,149,837	8,083,352

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	5,565,502	$ 43,577,877
Transamerica US Growth (C)	4,843,333	133,385,378

		346,291,500

U.S. Fixed Income Funds - 42.0%
Transamerica Bond (C)	9,039,412	83,795,353
Transamerica Core Bond (C)	8,246,368	80,154,692
Transamerica High Yield Bond (C)	1,581,318	14,216,047
Transamerica Intermediate Bond (C)	8,910,673	88,482,981
Transamerica Short-Term Bond (C)	4,190,211	42,027,813
Transamerica Total Return (C)	19,333,472	193,334,719

		502,011,605

U.S. Mixed Allocation Fund - 2.4%
Transamerica Energy Infrastructure (C)	4,273,352	28,845,129

Total Investment Companies (Cost $1,057,465,285)		1,185,750,280

Total Investments (Cost $1,057,465,285)		1,185,750,280
Net Other Assets (Liabilities) - 0.8%		9,484,955

Net Assets - 100.0%		$ 1,195,235,235

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	112	03/18/2022	$26,095,228	$25,223,800	$—	$(871,428)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,185,741,933	$—	$—	$1,185,741,933

Total	$1,185,741,933	$—	$—	$1,185,741,933

Investment Companies Measured at Net Asset Value (E)				8,347

Total Investments				$1,185,750,280

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(871,428)	$—	$—	$(871,428)

Total Other Financial Instruments	$(871,428)	$—	$—	$(871,428)

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2022	Shares as of January 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$95,422,958	$1,024,226	$(10,000,000)	$(177,524)	$(2,474,307)	$83,795,353	9,039,412	$562,981	$461,202
Transamerica Capital Growth	78,543,800	27,379,571	(46,000,000)	(9,457,472)	(41,323,946)	9,141,953	881,577	147,577	27,231,994
Transamerica Core Bond	89,630,490	910,401	(8,000,000)	(171,679)	(2,214,520)	80,154,692	8,246,368	517,899	392,503
Transamerica Emerging Markets Debt	45,793,570	804,832	—	—	(2,206,737)	44,391,665	4,382,198	804,832	—
Transamerica Emerging Markets Opportunities	40,522,043	2,793,469	(12,000,000)	1,145,371	(5,616,456)	26,844,427	2,642,168	2,088,014	705,455
Transamerica Energy Infrastructure	28,895,933	311,349	—	—	(362,153)	28,845,129	4,273,352	311,349	—
Transamerica Global Allocation Liquidating Trust	8,468	—	—	—	(121)	8,347	3,627	—	—
Transamerica High Yield Bond	14,423,533	170,040	—	(7)	(377,519)	14,216,047	1,581,318	170,020	—
Transamerica Inflation Opportunities	35,889,529	12,630,901	—	—	(1,182,187)	47,338,243	4,327,079	438,678	192,223
Transamerica Intermediate Bond	95,228,765	1,862,648	(5,000,000)	(79,829)	(3,528,603)	88,482,981	8,910,673	412,630	1,450,018
Transamerica International Equity	86,925,174	3,083,936	—	—	(3,683,369)	86,325,741	4,164,290	3,083,937	—
Transamerica International Focus	70,859,179	3,726,322	(8,000,000)	1,522,692	(7,132,363)	60,975,830	6,635,020	1,865,345	1,860,977
Transamerica International Small Cap Value	13,010,780	478,469	—	—	(1,369,738)	12,119,511	827,835	339,841	138,628
Transamerica International Stock	30,853,030	2,521,706	—	—	(2,776,454)	30,598,282	2,843,707	934,197	1,587,510
Transamerica Large Cap Value	115,462,693	6,104,208	(5,000,000)	1,485,916	(3,789,961)	114,262,856	8,238,129	2,104,208	—
Transamerica Mid Cap Growth	9,946,549	1,932,780	(3,000,000)	1,032,342	(4,322,791)	5,588,880	640,192	670,907	1,261,874
Transamerica Mid Cap Value	23,096,559	3,803,660	—	—	(3,573,242)	23,326,977	2,124,497	313,631	3,490,028
Transamerica Mid Cap Value Opportunities	1,567,496	353,956	—	—	(318,582)	1,602,870	136,415	139,012	214,944
Transamerica Short-Term Bond	42,343,216	144,671	(1)	(6)	(460,067)	42,027,813	4,190,211	144,670	—
Transamerica Small Cap Growth	14,943,259	848,467	(6,000,000)	2,343,255	(4,813,624)	7,321,357	973,585	152,568	695,897
Transamerica Small Cap Value	14,283,786	3,685,939	(6,000,000)	2,558,313	(6,444,686)	8,083,352	1,149,837	2,524,344	1,161,595
Transamerica Sustainable Equity Income	42,083,423	12,538,321	(3,000,000)	400,835	(8,444,702)	43,577,877	5,565,502	4,205,614	2,332,708
Transamerica Total Return	202,812,013	1,373,586	(6,000,000)	(161,591)	(4,689,289)	193,334,719	19,333,472	1,373,587	—
Transamerica US Growth	116,501,131	44,785,807	(6,000,000)	1,092,674	(22,994,234)	133,385,378	4,843,333	1,459,018	11,326,789

Total	$1,309,047,377	$133,269,265	$(124,000,001)	$1,533,290	$(134,099,651)	$1,185,750,280	105,953,797	$24,764,859	$54,504,345

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At January 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$8,347	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Portfolio (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4